Accounts Payable and Accrued Liabilities	9 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities	8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	December 31, 2023	March 31, 2023
	($)	($)
Accounts payable	312,410	944,393
Accrued liabilities	264,980	236,470
Total	577,390	1,180,863